Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Loss before income taxes	$ 30,594	$ 21,577
Recovery based on combined federal and provincial statutory rate of 26.1% (2020 - 26.1%)	(7,795)	(5,632)
Permanent differences	1,608	(638)
Change in deferred tax assets not recognized	6,287	6,331
Effect of tax rates in foreign jurisdictions	5	(16)
Net income tax expense	$ 105	$ 45
Federal and provincial statutory rate (as a percent)	25.48%	26.10%
Non-capital loss carry-forwards	$ 98,454
SR&ED expenditures	14,435
Federal and provincial tax credits	$ 2,992